Financial instruments by category (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortized cost:
Payables to third parties	R$ 18,072,898	R$ 13,217,150
Trade payables	449,102	578,004
Payables to related parties	593,906	543,621
Deposits	11,995,288	3,133,996	R$ 766,086
Borrowings	0	1,005,787
Contract liabilities	143,528	179,866
Other payables	202,797	143,884
Fair value through profit or loss
Derivative Financial Instruments	22,289	14,317
Total financial liabilities	R$ 31,479,808	R$ 18,816,625